OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities, Current [Abstract]
Proceeds on account of machinery and equipment to be sold as part of Arai restructuring	$ 60,121	$ 0
Tax payables	7,953	10,272
Hedging transactions payables	6,947	3,040
Interest payable on debt	253	588
Others	1,078	2,109
Total other current liabilities	$ 76,352	$ 16,009